SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 26, 2019	Mar. 31, 2019	Jan. 31, 2019	Oct. 31, 2015	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
Subsequent Event [Line Items]
Long-term debt						$ 1,460,347	$ 1,522,900
Proceeds from sale of vessels and termination of charters						145,654	74,791	$ 29,102
Compensation Received on Termination of Charters, Notes Receivable						$ 3,400	$ 2,800
Proportion of bondholders in restructuring agreement with Seadrill Limited									40.00%
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited									97.00%
Term of lease or charter				15 years		7 years
Options exercised (in shares)						0	7,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		425,000	100,000
Dividend declared	$ 0.35
Options exercised (in shares)					2,461
Senior Unsecured Convertible Bonds Due 2018 [Member]
Subsequent Event [Line Items]
Long-term debt						$ 0
Shares issued on conversion of convertible debt						651,365	9,418,798
Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						83,000	113,000	279,000
Options exercised (in shares)						0	7,500	125,000